CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common stock [Member]
Common stock subject to possible redemption, par value	$ 10.00	$ 10.00
Common stock subject to possible redemption, shares	33,421,570	33,421,570
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common Class A Subject To Redemption
Common stock subject to possible redemption, shares	33,421,570
Common stock subject to possible redemption, redemption price per share	$ 10.00
Common Class A Not Subject To Redemption
Common stock, shares issued	0
Common stock, shares outstanding	0
Class B Common Stock [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	8,355,393	8,355,393
Common stock, shares outstanding	8,355,393	8,355,393